UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

Golden Eagle Dynamic Hypergrowth ETF

ITEM 1.(a).  Reports to Stockholders.

Golden Eagle Dynamic Hypergrowth ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2026 Golden Eagle Dynamic Hypergrowth ETF Ticker: HYP (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the Golden Eagle Dynamic Hypergrowth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.hypergrowthetf.com/hyp-etf/. You can also request this information by contacting us at (855) 994-4866.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Golden Eagle Dynamic Hypergrowth ETF	$50	0.85%¹
¹	Annualized.

How did the Fund perform during the period?

For the period of January 1, 2026, to June 30, 2026, the Golden Eagle Dynamic Hypergrowth ETF (the “Fund”) returned 36.59%. Over the same period, the S&P 500® Index returned 10.21%.

What factors influenced performance?

The Fund systematically targets Hypergrowth Stocks, which are companies exhibiting extraordinary revenue growth. Unlike many traditional growth strategies that are often concentrated in large-cap technology stocks, the Fund employs a multi-sector, multi-cap approach, allowing portfolio exposures to shift as growth leadership changes across industries and market capitalizations. This dynamic approach contributed significantly to performance during the first half of 2026.

At the beginning of the period, the Fund maintained a significant allocation to metals and mining companies that met the strategy's stock selection criteria. As the period progressed, the Fund's systematic investment process identified stronger opportunities in other areas of the market, resulting in a reduction in metals and mining exposure. Overall, metals and mining holdings made a modest positive contribution to Fund performance during the period.

As exposure to metals and mining declined, the Fund's allocation to Information Technology increased, particularly semiconductor companies. This shift reflected changes in the companies meeting the Fund's growth criteria, resulting in a greater representation of technology-related businesses within the portfolio. The Information Technology sector generated the bulk of the Fund's gains during the first half of 2026. The Industrials sector was another modest contributor to performance during the first half while the aerospace and defense industry was the Fund’s only notable detractor during the period, producing a modest negative contribution to performance. As growth leadership evolved during the period, the portfolio adjusted accordingly.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Golden Eagle Dynamic Hypergrowth ETF - $12,813
S&P® 500 Index - $11,369
$14,000
$12,000
$10,000
$8,000
09/23/2025*
09/30/2025
12/31/2025
03/31/2026
06/30/2026

*Inception

Annual Performance

Total Return Since Inception
Golden Eagle Dynamic Hypergrowth ETF	28.13%
S&P® 500 Index	13.69%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.hypergrowthetf.com/hyp-etf for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Golden Eagle Dynamic Hypergrowth ETF Tailored Shareholder Report

Sector Breakdown

Information Technology - Semiconductors
22.09%
Industrials
18.02%
Information Technology - Misc.
16.78%
Information Technology - Computers
12.83%
Health Care
12.35%
Financials
6.81%
Energy
5.37%
Communication Services
2.77%
Materials
2.17%
Consumer Discretionary
1.07%

Top 10 Holdings
MaxLinear, Inc.	2.56%
Argan, Inc.	2.53%
Dell Technologies	2.53%
Seagate Technology Holdings plc	2.53%
Comfort Systems USA, Inc.	2.52%
Modine Manufacturing Co.	2.52%
Ouster, Inc.	2.51%
AMN Healthcare Services, Inc.	2.51%
Western Digital Corp.	2.51%
Oscar Health, Inc.	2.51%

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$86,377,755
Number of Holdings	60
Total Net Advisory Fee	$123,359
Portfolio Turnover Rate	321.90%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.hypergrowthetf.com/hyp-etf/.

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Golden Eagle Dynamic Hypergrowth ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2026 (unaudited)

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
100.26%	COMMON STOCKS

2.77%	COMMUNICATION SERVICES
	Bandwidth, Inc.(A)	22,916	$1,450,583
	Millicom International Cellular S.A.	10,385	942,543
			2,393,126

1.07%	CONSUMER DISCRETIONARY
	Rush Street Interactive, Inc.(A)	31,221	928,513

5.37%	ENERGY
	Frontline plc	26,810	932,720
	International Seaways, Inc.	12,165	931,717
	Nordic American Tankers Ltd.	167,509	928,000
	Solaris Energy Infrastructure, Inc. Class A	11,521	926,980
	Venture Global, Inc.	82,636	919,739
			4,639,156

6.81%	FINANCIALS
	Dave, Inc.(A)	2,464	918,062
	EZCorp, Inc. Class A(A)	27,200	940,304
	Oscar Health, Inc.(A)	75,880	2,164,098
	StoneX Group, Inc.(A)	7,898	935,913
	Virtu Financial, Inc.	15,445	920,059
			5,878,436

12.35%	HEALTH CARE
	agilon health, inc.(A)	13,113	1,405,451
	AMN Healthcare Services, Inc.(A)	66,991	2,168,499
	Astrana Health, Inc.(A)	20,143	934,837
	Clover Health Investments Corp.(A)	411,409	2,155,783
	Hinge Health, Inc.(A)	11,145	925,035
	ImmunityBio, Inc.(A)	246,896	2,161,574
	TG Therapeutics, Inc.(A)	16,705	917,773
			10,668,952

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continued June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
18.02%	INDUSTRIALS
	AAON, Inc.	7,275	$922,906
	Argan, Inc.	2,741	2,188,825
	Bloom Energy Corp.(A)	7,128	2,157,646
	Comfort Systems USA, Inc.	1,100	2,180,145
	FuelCell Energy, Inc.(A)	38,995	1,404,210
	Modine Manufacturing Co.(A)	8,137	2,172,742
	nVent Electric plc	5,482	929,802
	Sterling Infrastructure, Inc.(A)	2,575	2,161,352
	Vicor Corp.(A)	3,809	1,446,582
			15,564,210

12.83%	INFORMATION TECHNOLOGY — COMPUTERS
	Dell Technologies	5,073	2,188,797
	Hewlett-Packard Enterprise	20,636	930,890
	Lumentum Holdings, Inc.(A)	2,519	2,161,453
	Murata Manufacturing Co. Ltd.	40,052	1,449,882
	Seagate Technology Holdings plc ADR	2,261	2,181,865
	Western Digital Corp.	3,391	2,165,900
			11,078,787

22.09%	INFORMATION TECHNOLOGY — SEMICONDUCTORS
	Astera Labs, Inc.(A)	1,918	926,432
	Credo Technology Group Holding Ltd.(A)	3,391	922,182
	Intel Corp.(A)	10,337	1,443,355
	Kioxia Holdings Corp.(A)	36,363	2,150,871
	Kulicke & Soffa Industries, Inc.	16,155	2,160,893
	Lattice Semiconductor Corp.(A)	6,039	923,725
	MaxLinear, Inc.(A)	17,255	2,209,158
	Silicon Motion Technology Corp.	6,442	2,147,312
	SiTime Corp.(A)	1,230	917,039
	Teradyne, Inc.	1,935	936,230
	Ultra Clean Holdings, Inc.(A)	10,090	1,438,733
	United Microelectronics Corp.	53,476	1,455,082
	Vishay Intertechnology, Inc.	26,927	1,448,134
			19,079,146

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continued June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

			Shares	Value
16.78%		INFORMATION TECHNOLOGY — MISC.
		Applied Optoelectronics, Inc.(A)	14,435	$2,138,690
		Core Scientific, Inc.(A)	36,742	940,228
		Ichor Holdings, Ltd.(A)	12,866	1,444,594
		nLight, Inc.(A)	13,408	933,465
		Ouster, Inc.(A)	34,739	2,171,882
		Penguin Solutions, Inc.(A)	18,881	1,435,145
		Sanmina Corp.(A)	3,652	924,248
		SolarEdge Technologies, Inc.(A)	15,780	922,183
		Viavi Solutions, Inc.(A)	44,974	2,147,508
		Vishay Precision Group, Inc.(A)	9,603	1,439,586
				14,497,529

2.17%		MATERIALS
		Element Solutions, Inc.	19,471	929,740
		Kaiser Aluminum Corp.	4,821	943,132
				1,872,872

100.26%		TOTAL COMMON STOCKS
		(Cost: $80,158,119)		86,600,727

100.26%		TOTAL INVESTMENTS
		(Cost: $80,158,119)		86,600,727
(0.26%	)	Liabilities in excess of other assets		(222,972)
100.00%		NET ASSETS		$86,377,755

(A)Non-income producing.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Statement of Assets and Liabilities June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

ASSETS
Investments at value(1) (Note 1)	$86,600,727
Cash	123,076
Receivable for securities sold	29,144,980
Receivable for capital stock sold	319,274
Dividends and reclaims receivable	13,112
TOTAL ASSETS	116,201,169

LIABILITIES
Payable for securities purchased	29,788,047
Accrued advisory fees	35,367
TOTAL LIABILITIES	29,823,414
NET ASSETS	$86,377,755

Net Assets Consist of:
Paid-in capital	$77,834,681
Distributable earnings (accumulated deficits)	8,543,074
Net Assets	$86,377,755

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,700,000
Net Asset Value and Offering Price Per Share	$31.99

(1) Identified cost of:	$80,158,119

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Statement of Operations June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Statement of Operations Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $1,167)	$239,579
Total investment income	239,579

EXPENSES
Investment advisory fees (Note 2)	123,359
Total expenses	123,359
Net investment income (loss)	116,220

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	2,687,957
Net change in unrealized appreciation (depreciation) of investments	6,443,631

Net realized and unrealized gain (loss) on investments	9,131,588

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,247,808

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$116,220	$(10,367)
Net realized gain (loss) on investments	2,687,957	(225,538)
Net change in unrealized appreciation (depreciation) of investments	6,443,631	(1,022)
Increase (decrease) in net assets from operations	9,247,808	(236,927)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(12,125)
Decrease in net assets from distributions	—	(12,125)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	85,972,849	18,250,320
Shares redeemed	(19,382,524)	(7,461,646)
Increase (decrease) in net assets from capital stock transactions	66,590,325	10,788,674

NET ASSETS
Increase (decrease) during period	75,838,133	10,539,622
Beginning of period	10,539,622	—
End of period	$86,377,755	$10,539,622

*The Fund commenced operations on September 23, 2025.

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025*
Net asset value, beginning of period	$23.42	$25.00
Investment activities
Net investment income (loss)(1)	0.11	(0.04)
Net realized and unrealized gain (loss) on investments(2)	8.46	(1.51)
Total from investment activities	8.57	(1.55)
Distributions
Net investment income	—	(0.03)
Total distributions	—	(0.03)
Net asset value, end of period	$31.99	$23.42

Total Return(3)	36.59%	(6.19%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.85%	0.85%
Net investment income (loss)	0.80%	(0.60%)
Portfolio turnover rate(5)	321.90%	127.04%
Net assets, end of period (000s)	$86,378	$10,540

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on September 23, 2025.

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial StatementsJune 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Eagle Dynamic Hypergrowth ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on September 23, 2025.

The Fund’s investment objective is to seek capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Golden Eagle Strategies, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$86,600,727	$—	$—	$86,600,727
	$86,600,727	$—	$—	$86,600,727

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended June 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the six months ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
10,000	$250	$319,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.85%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor and the Board. For the services it provides for the Fund, the Sub-Advisor is compensated by the Advisor from the management fees

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

paid by the Fund to the Advisor. The Sub-Advisor’s fee, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.045% on the first $500 million in assets; and 0.04% on assets over $500 million, subject to a $25,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP.

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than in-kind transactions for the six months ended June 30, 2026, were as follows:

Purchases	Sales
$108,444,021	$107,290,834

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended June 30, 2026, were as follows:

Purchases	Sales	Realized Gains
$83,968,499	$18,189,354	$3,913,937

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended June 30, 2026, and period ended December 31, 2025, were as follows:

	Six Months Ended June 30, 2026	Period Ended December 31, 2025
Distributions paid from:
Ordinary income	$—	$12,125
	$—	$12,125

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$105,185
Accumulated net realized gain (loss) on investments	1,995,281
Net unrealized appreciation (depreciation) of investments	6,442,608
$8,543,074

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$80,158,119	$7,298,932	$(856,324)	$6,442,608

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Nasdaq Stock Market®, and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended June 30, 2026	Period Ended December 31, 2025
Shares sold	2,930,000	740,000
Shares redeemed	(680,000)	(290,000)
Net increase (decrease)	2,250,000	450,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JUNE 30, 2026

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Golden Eagle Strategies, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

* Print the name and title of each signing officer under his or her signature.